UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, Connecticut  06759


Form 13F File Number:  028-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:


/s/ Fred Shahrabani            Litchfield, Connecticut           11/10/2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     208,996
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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
                                       FORM 13F INFORMATION TABLE
                       NAME OF REPORTING MANAGER: LITCHFIELD CAPITAL MANAGEMENT, LLC

                                           AS OF DATE: 9/30/06

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

ACE LTD                        ORD           G0070K103   7,585        138,591  SH           SOLE                 138,591
ANNALY CAP MGMT INC            COM           035710409  18,456      1,404,600     CALL      SOLE               1,404,600
ANWORTH MORTGAGE ASSET CP      COM           037347101   9,177      1,099,019  SH           SOLE               1,099,019
BANK NEW YORK INC              COM           064057102   9,755        276,666  SH           SOLE                 276,666
BERKLEY W R CORP               COM           084423102  10,395        293,738  SH           SOLE                 293,738
CONSECO INC                    COM NEW       208464883   2,099        100,000     PUT       SOLE                 100,000
DOWNEY FINL CORP               COM           261018105  13,642        205,019  SH           SOLE                 205,019
FIRSTFED FINL CORP             COM           337907109  16,636        293,300     CALL      SOLE                 293,300
GRUBB & ELLIS CO               COM PAR $0.01 400095204   6,892        712,709  SH           SOLE                 712,709
HCC INS HLDGS INC              COM           404132102   9,607        292,186  SH           SOLE                 292,186
IMPAC MTG HLDGS INC            COM           45254P102     480         51,269  SH           SOLE                  51,269
JOHNSON & JOHNSON              COM           478160104  11,165        171,929  SH           SOLE                 171,929
LAZARD LTD                     SHS A         G54050102   9,651        241,388  SH           SOLE                 241,388
LUMINENT MTG CAP INC           COM           550278303  14,103      1,370,540  SH           SOLE               1,370,540
MFA MTG INVTS INC              COM           55272X102  19,625      2,634,212  SH           SOLE               2,634,212
NEW CENTURY FINANCIAL CORP M   COM           6435EV108  12,866        327,300     PUT       SOLE                 327,300
OHIO CAS CORP                  COM           677240103   1,111         42,956  SH           SOLE                  42,956
PFIZER INC                     COM           717081103  16,314        575,259  SH           SOLE                 575,259
PHARMACYCLICS INC              COM           716933106   3,488        717,770  SH           SOLE                 717,770
PLATINUM UNDERWRITER HLDGS L   COM           G7127P100   6,280        203,682  SH           SOLE                 203,682
TECHNICAL OLYMPIC USA INC      COM           878483106   7,262        738,734  SH           SOLE                 738,734
WORLD ACCEP CORP DEL           COM           981419104   2,406         54,700     PUT       SOLE                  54,700

